SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of Basic and Diluted Net Income Per Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2018	2017	2016
	(In thousands, except per share amounts)

Net income	$39,839	$20,475	$22,766

Weighted average shares outstanding (1)	23,412	21,327	21,378
Effect of stock options	176	142	151
Stock units for deferred compensation plan for non-employee directors	128	121	115
Performance share units	53	60	48
Restricted stock units	-	-	35
Weighted average shares outstanding for calculation of diluted earnings per share	23,769	21,650	21,727

Net income per common share
Basic (1)	$1.70	$0.96	$1.06
Diluted	$1.68	$0.95	$1.05

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.